Willkie Farr & Gallagher LLP
                               787 Seventh Avenue
                          New York, New York 10019-6099


June 24, 2008

VIA EDGAR

Securities and Exchange Commission
100 F Street N.E.
Washington, D.C. 20549

Re:  Jupitermedia Corporation
     Current Report on Form 8-K
     --------------------------

Ladies and Gentlemen:

On behalf of Jupitermedia Corporation, and pursuant to Regulation S-T promulgated by the Securities and Exchange Commission (the "Commission"), we transmit herewith for filing with the Commission via EDGAR a Current Report on Form 8-K pursuant to the Securities Exchange Act of 1934 and the rules and regulations thereunder.

Should members of the Commission's staff have any questions or comments with respect to this filing, please contact the undersigned or Jeffrey R. Poss at
(212) 728-8000.

Very truly yours,

/s/ Park S. Bramhall

Park S. Bramhall

cc:  Alan M. Meckler
     Jeffrey R. Poss, Esq.